Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 March 2, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Core Fixed Income Fund, DWS Short Duration Fund, DWS High Income Plus Fund and DWS Short-Term Municipal Bond Fund (the "Funds"), each a series of DWS Advisor Funds (the "Trust") (Reg. Nos. 33-07404 File No. 811-04760)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 167 to the Funds' Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on February 26, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

                                Very truly yours,

                                /s/Thomas H. Connors

                                Thomas H. Connors
                                Director and Senior Counsel
                                Deutsche Investment Management Americas Inc.


cc:      Jose J. Del Real, Esq. / Vedder Price P.C.